Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consisted of the following:
	December 31, 2024	December 31, 2023
Deposit	$157,076	$174,317
Total other non-current assets	$157,076	$174,317